LOANS AND BORROWINGS - Supplemental information with respect to long term loans (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about long term loans [line items]
Total long term loans	¥ 11,297,000,000	¥ 3,911,000,000
Default of principal, interest or redemption terms of loans and borrowings	¥ 0
Weighted average [member]
Disclosure of detailed information about long term loans [line items]
Effective interest rate	0.95%	2.70%
Weighted average interest rate during the year	1.83%	3.43%